Goodwill and intangible assets (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Amortization charges associated with finite-lived intangible assets	$ 1,400	$ 1,400	$ 642
Total estimated amortization of finite- lived intangible assets for 2016	1,400
Total estimated amortization of finite- lived intangible assets for 2017	1,300
Total estimated amortization of finite- lived intangible assets for 2018	1,100
Total estimated amortization of finite-lived intangible assets for 2019	1,100
Total estimated amortization of finite-lived intangible assets for 2020	1,000
Developed product technology rights [Member] | IMLYGIC [Member]
Finite-Lived Intangible Assets [Line Items]
Carrying value	675
Developed product technology rights [Member] | Kyprolis [Member]
Finite-Lived Intangible Assets [Line Items]
Carrying value	$ 850
Glaxo [Member]
Finite-Lived Intangible Assets [Line Items]
Amount of payments made in exchange for the early termination of the Collaboration Agreement		$ 275